Acquisition of King's Gaming Promotion Limited (Details Textual) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2013 Kings Gaming [Member]	Dec. 31, 2010 Kings Gaming [Member]	Jun. 30, 2013 Maximum [Member] Kings Gaming [Member]	Jun. 30, 2013 Minimum [Member] Kings Gaming [Member]
Profit Interest Purchase Agreement Initiation Date						Nov. 10, 2010
Acquire Right Percentage Of Profit Interest						100.00%
Payments to Acquire Businesses, Gross					$ (9,000,000)	$ 9,000,000	$ 36,000,000	$ 9,000,000
Business Acquisition Working Capital						27,000,000
Business Acquisition Installment Payment						9,000,000
Business Acquisition Minimum Gross Profit Requirement		6,150,000			6,150,000
Business Acquisition Installment Payment Description					9,000,000
Additional Incentive Shares Issued				20,000	10,000
Additional Gross Profit Target				2,000,000	1,000,000
Estimated contingent purchase price-Oriental VIP Room					75,973,890
Business Acquisition Common Stock Shares Issued						1,500,000
Business Acquisition Common Stock Shares Issued Par Value Per Share						$ 10.74
Business Acquisition Common Stock Value						16,110,000
Business Acquisition Gain Due To Change In Fair Value Of Contingent Consideration	7,705,352		5,894,431			50,857,564
Issue Of Comon Stock Subject To Gross Profit Target				500,000	1,500,000
Estimated Contingent Consideration						$ 50,863,890